Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Statements [Line Items]
Disclosure of information about key management personnel [Table Text Block]
Year ended December 31,
	2020	2019
	$	$
Salaries and benefits	3,291	3,251
Share-based payments	1,096	1,041
Total compensation	4,387	4,292